Restatement of Previously Issued Audited and Financial Statements - Summary of Reconciliation of Balance Sheets (Detail) - USD ($)		Mar. 31, 2021	Dec. 31, 2020		Sep. 30, 2020		Jun. 30, 2020		Mar. 31, 2020		Dec. 31, 2019		Sep. 30, 2019		Jun. 30, 2019	Mar. 05, 2019
Current assets
Cash		$ 145,586	$ 478,737		$ 387,430		$ 883,918		$ 1,194,013		$ 1,576,508		$ 2,035,701		$ 2,529,478
Prepaid expenses		44,832	62,691		178,047		115,312		156,471		161,609		187,100		176,337
Receivable from related parties		543	1,400		10,078		6,270		2,152		1,952		30,054
Total current assets		190,961	542,828		575,555		1,005,500		1,352,636		1,740,069		2,252,855		2,705,815
Cash and marketable securities held in Trust Account		149,605,455	168,384,949		174,284,387		174,734,722		174,745,646		173,994,583		173,580,367		172,718,104
Other non-current assets									13,326		33,327		53,368
TOTAL ASSETS		149,796,416	168,927,777		174,859,942		175,740,222		176,111,608		175,767,979		175,886,590		175,423,919
Current liabilities
Accounts payable		327,563	86,528		24,597		136,100		151,314		142,613		289,852		227,986
Payable to related parties		146,595	15,709		6,185		8,892		11,727		16,649
Accrued liabilities		2,988,440	2,153,000		150				24,269				5,000		7,083
Other current liabilities							435,986		419,264		180,696		293,362		65,082
Notes payable to related parties		300,000	300,000
Total current liabilities		3,762,598	2,555,237		30,932		580,978		606,574		339,958		588,214		300,151
Warrant liability					516,425		278,075		175,925						105,518
Total liabilities		4,188,223	3,667,537		547,357		859,053		782,499		521,558		747,114		405,669
Common stock subject to possible redemption		140,608,190	160,260,230		169,312,580		169,881,160		170,329,100		170,246,420		170,139,470		170,018,240
Stockholders' equity
Preferred stock, par value of $0.0001 per share; 1,000,000 shares authorized; none issued or outstanding
Common stock		575	564		531		526		521		522		523		525
Additional paid-in capital		9,769,743	8,833,172		5,638,195		5,069,620		4,621,685		4,704,364		4,811,313		5,017,541
Accumulated deficit		(4,770,315)	(3,833,726)		(638,721)		(70,137)		377,803		295,115		188,170		(18,056)
Total stockholders' equity		5,000,003	5,000,010		5,000,005		5,000,009		5,000,009		5,000,001		5,000,006		5,000,010	$ 0
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS' EQUITY		$ 149,796,416	168,927,777		174,859,942		175,740,222		176,111,608		175,767,979		175,886,590		175,423,919
As Originally Reported
Current assets
Cash			478,737		387,430		883,918		1,194,013		1,576,508		2,035,701		2,529,478
Prepaid expenses			62,691		178,047		115,312		156,471		161,609		187,100		176,337
Receivable from related parties			1,400		10,078		6,270		2,152		1,952		30,054
Total current assets			542,828		575,555		1,005,500		1,352,636		1,740,069		2,252,855		2,705,815
Cash and marketable securities held in Trust Account			168,384,949		174,284,387		174,734,722		174,745,646		173,994,583		173,580,367		172,718,104
Other non-current assets									13,326		33,327		53,368
TOTAL ASSETS			168,927,777		174,859,942		175,740,222		176,111,608		175,767,979		175,886,590		175,423,919
Current liabilities
Accounts payable			86,528		24,597		136,100		151,314		142,613		289,852		227,986
Payable to related parties			15,709		6,185		8,892		11,727		16,649
Accrued liabilities			2,153,000		150				24,269				5,000		7,083
Other current liabilities							435,986		419,264		180,696		293,362		65,082
Notes payable to related parties			300,000
Total current liabilities			2,555,237		30,932		580,978		606,574		339,958		588,214		300,151
Total liabilities			2,555,237		30,932		580,978		606,574		339,958		588,214		300,151
Common stock subject to possible redemption			161,372,530		169,829,000		170,159,240		170,505,030		170,428,020		170,298,370		170,123,760
Stockholders' equity
Preferred stock, par value of $0.0001 per share; 1,000,000 shares authorized; none issued or outstanding
Common stock			553		526		523		519		520		522		524
Additional paid-in capital			7,837,147		5,238,044		4,907,807		4,562,021		4,639,030		4,768,678		5,028,286
Accumulated deficit			(2,837,690)		(238,560)		91,674		437,464		360,451		230,806		(28,802)
Total stockholders' equity			5,000,010		5,000,010		5,000,004		5,000,004		5,000,001		5,000,006		5,000,008
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS' EQUITY			168,927,777		174,859,942		175,740,222		176,111,608		175,767,979		175,886,590		175,423,919
Restatement Adjustment
Current liabilities
Warrant liability	[1]		1,112,300		516,425		278,075		175,925		181,600		158,900		105,518
Total liabilities			1,112,300		516,425		278,075		175,925		181,600		158,900		105,518
Common stock subject to possible redemption	[1]		(1,112,300)		(516,420)		(278,080)		(175,930)		(181,600)		(158,900)		(105,520)
Stockholders' equity
Preferred stock, par value of $0.0001 per share; 1,000,000 shares authorized; none issued or outstanding
Common stock			11	[1]	5	[1]	3	[1]	2	[1]	2	[1]	1	[1]	1
Additional paid-in capital			996,025	[1]	400,151	[1]	161,813	[1]	59,664	[1]	65,334	[1]	42,635	[1]	(10,745)
Accumulated deficit	[1]		$ (996,036)		(400,161)		(161,811)		(59,661)		$ (65,336)		$ (42,636)		10,746
Total stockholders' equity					$ (5)		$ 5		$ 5						$ 2

[1]	The Restatement Adjustments reflect the entries to record the initial warrant liability from the Warrants issued as part of the Private Placement Units and to revalue the warrant liability to the then fair value at the end of each period presented. The initial fair value of the Warrants issued as part of the Private Placement Units of $116,264 was recorded in June 2019 as a warrant liability with an offset to additional paid-in capital. Each subsequent quarter end, starting with June 30, 2019, the warrant liability was adjusted to fair value and the difference is reflected in other income (expense) in the statements of operations and comprehensive income (loss). In addition, each period presented has an adjustment to the common stock subject to possible redemption to ensure that the Company maintains the required net tangible assets of at least $5,000,001.